Other assets (Tables)	12 Months Ended
Dec. 31, 2013
Other Assets

(in millions of Canadian dollars)	2013	2012
Unamortized fees on long-term debt	$44	$45
Contracted customer incentives	6	8
Long-term materials	31	18
Long-term receivables (Note 26)	28	3
Prepaid leases	9	9
Deferred hedging gains (Note 19)	19	8
Other	63	50

Total other assets	$200	$141